Condensed Balance Sheets (USD $)	Dec. 31, 2011	Jun. 30, 2011
Current assets:
Cash	$ 9,879	$ 3,697
Total current assets	9,879	3,697
Intangible assets	6,485	6,485
Total assets	16,364	10,182
Accounts payable	29,622	15,960
Total current liabilities	29,622	15,960
Common stock, par value $.001, 75,000,000 shares authorized, 6,040,000 and 5,050,000 issued and outstanding as of December 31, 2011 and June 30, 2011	6,040	5,050
Additional paid-in capital	5,360	(3,550)
Deficit accumulated during the development stage	(24,658)	(7,278)
Total stockholder's deficit	(13,258)	(5,778)
Total liabilities and stockholder's deficit	$ 16,364	$ 10,182